Taxation (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Tax expense	€ 12.6	€ 10.7	€ 30.2	€ 29.2